Nature of Operations (Details) - USD ($)								6 Months Ended	12 Months Ended
	Mar. 06, 2025	Nov. 15, 2024	Nov. 13, 2024	Nov. 06, 2023	Oct. 26, 2023	May 09, 2023	Nov. 15, 2021	Jun. 30, 2025	Dec. 31, 2024	Mar. 17, 2025	Feb. 10, 2025	Jan. 15, 2025	Dec. 13, 2024	Sep. 24, 2024	Mar. 15, 2024	Dec. 31, 2023	Nov. 02, 2023	Jun. 09, 2021
Nature of Operations (Details) [Line Items]
Share issue
Common stock par value (in Dollars per share)									$ 0.0001							$ 0.0001
Gross proceeds								$ 306,895
Shares issued price per share (in Dollars per share)								$ 9.2
Operating bank accounts								$ 307,699	$ 170,557
PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Incorporated, Date									Jun. 09, 2021
Proceeds received from private placement									$ 241,700,000
Net of underwriting discounts									4,600,000
Transaction costs									13,267,977
Underwriting fees									12,650,000
Deferred underwriting commissions									$ 8,050,000
Underwriting commissions				$ 8,100,000	$ 8,100,000
Maturity days									185 days
Percentage of aggregate fair market value of assets									80.00%
Net tangible assets						$ 5,000,001
Redemption price per share (in Dollars per share)									$ 11.58							$ 11.07
Business days									10 days
Interest to pay dissolution expenses									$ 100,000
Prior consummation business days									2 days
Percentage Obligation To Redeem Public Shares.									100.00%
Operating bank accounts									$ 43,499							$ 222,581
Cash held in the trust account									3,954,190							$ 52,977,929
Working capital deficit									$ 2,341,218
PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Nature of Operations (Details) [Line Items]
Aggregate of warrants to purchase share (in Shares)									2,632,500							11,700,000
Extensions Amendment Proposal [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Aggregate redemption amount									$ 51,847,295
Extensions Amendment [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Payment to IPO per month			$ 5,000
Trustee [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Deposited into the trust account									$ 2,500,000
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Percentage Obligation To Redeem Public Shares.									100.00%
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Nature of Operations (Details) [Line Items]
Exercise price (in Dollars per share)									$ 1
Subsequent Event [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Deposited into the trust account										$ 5,000	$ 5,000	$ 5,000
Aggregate of shares exercised their right to redeem (in Shares)	307,742
Class A Ordinary Shares [Member]
Nature of Operations (Details) [Line Items]
Share issue									$ 114,500,000
Class A Ordinary Shares [Member]
Nature of Operations (Details) [Line Items]
Share issue								$ 3,282	$ 978
Common stock par value (in Dollars per share)								$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Share issue									$ 650							$ 575
Common stock par value (in Dollars per share)									$ 0.0001					$ 0.0001		$ 0.0001
Price per unit (in Dollars per share)									$ 12
Aggregate of shares exercised their right to redeem (in Shares)						9,985,568
Redemption price per share (in Dollars per share)						$ 10.5
Aggregate redemption amount						$ 104,889,892
Payment into trust account															$ 150,000
Shares issued price per share (in Dollars per share)		$ 0.015													$ 0.045
Payment of lesser		$ 50,000
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Nature of Operations (Details) [Line Items]
Aggregate of warrants to purchase share (in Shares)							11,700,000
Exercise price (in Dollars per share)							$ 1
Proceeds received from private placement							$ 11,700,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Common stock par value (in Dollars per share)																	$ 0.0001
Class A Ordinary Shares [Member] | Extensions Amendment Proposal [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Aggregate of shares exercised their right to redeem (in Shares)									8,236,760
Redemption price per share (in Dollars per share)									$ 11.66
Class A Ordinary Shares [Member] | Extensions Amendment [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Aggregate of shares exercised their right to redeem (in Shares)									4,444,744
Redemption price per share (in Dollars per share)									$ 10.99
Aggregate redemption amount									$ 90,510,679
Class A Ordinary Shares [Member] | Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)														$ 1.2
Class B Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Share issue
Common stock par value (in Dollars per share)						$ 0.0001			$ 0.0001							$ 0.0001		$ 0.0001
IPO [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Company sold units (in Shares)									23,000,000
Price per unit (in Dollars per share)									$ 10
Sale of stock description									Each unit consists of one Class A Ordinary Share and one-half of a redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A Ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6)
Gross proceeds									$ 241,700,000
Deposited into the trust account									234,600,000
Other offering costs									617,977
IPO [Member] | Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Gross proceeds									230,000,000
Deposited into the trust account		$ 5,000											$ 5,000
IPO [Member] | Subsequent Event [Member] | Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Deposited into the trust account										$ 5,000	$ 5,000	$ 5,000
Private Placement [Member] | Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations (Details) [Line Items]
Proceeds received from private placement									$ 11,700,000